Leases (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Summary of changes in ROU assets
	2025	2024

Right of use asset	484,448	613,691
Less: Accumulated amortization	(386,886)	(358,228)
Balance at end of year	97,562	255,463

	2025	2024

Balance at beginning of year	255,463	157,540
Modification	(51,470)	212,862
Less: amortization for the period	(106,431)	(114,939)
Balance at end of year	97,562	255,463

(b) Lease liabilities

	2025	2024

Current lease liability	102,956	128,559
Non-current lease liability	-	130,722
Total lease liabilities	102,956	259,281

Summary of future minimum lease payments
	2025	2024

Less than one year	105,694	135,680
One to two years	-	46,240
Two to five years	-	35,267
Five years and over	-	-
Total future lease payments	105,694	217,187